General Information	12 Months Ended
Jun. 30, 2025
General Information [Abstract]
GENERAL INFORMATION

1. GENERAL INFORMATION

ARB IOT Group Limited (the “Company”) was incorporated and registered as an exempted company with limited liability in the Cayman Islands under the Companies Act of the Cayman Islands on March 1, 2022. The Company through its subsidiaries (collectively, the “Group”), is engaged in provision of hardware and software of Internet of Things solutions to meet customers demand in three business lines, which are IoT Smart Buildings and Engineering, IoT Smart Agriculture and IoT System Development. The Company is principally engaged in investment holding activities. The principal activities of the subsidiaries are described in Note 2 Principles of consolidation to the consolidated financial statements. The principal place of business of the Company is located at No. 17-03, Q Sentral, 2A, Jalan Stesen Sentral 2, Kuala Lumpur Sentral, 50470 Kuala Lumpur, Malaysia.

The Company’s former controlling shareholder was ARB Berhad, a company incorporated in October 1997 in Malaysia and becoming listed on the Main Market of Bursa Malaysia Securities Berhad in February 2004.

On February 5, 2024, ARB Berhad announced that the distribution-in-specie (the “Distribution-In-Specie”) of 17,496,142 ordinary shares in ARB IOT Group Limited (the “Distributable Shares”), representing approximately 66.18% equity interest held by ARB Berhad in the Company has been distributed to the Entitled Shareholders (as defined below), on the basis of 14 Distributable Shares for every 1,000 ordinary shares in ARB Berhad (“ARB Berhad Shares”) held by the Entitled Shareholders of ARB Berhad whose name appear in the record of depositors of ARB Berhad Shares as of January 22, 2024 (“Entitled Shareholders”).

Subsequent to the completion of Distribution-In-Specie, the Group had ceased to be subsidiaries of ARB Berhad under Malaysia law because ARB Berhad holds 7,503,858 ordinary shares in the Company, or approximately 28.38% of the Company following the Distribution-In-Specie.

On May 6, 2024, ARB Berhad transferred 7,503,858 Ordinary Shares of our Company, or approximately 28.38% of our issued and outstanding Ordinary Shares to ARB IOT Limited, an indirect subsidiary of ARB Berhad wholly-owned through its direct subsidiary Nexura Solution Sdn. Bhd. (“Nexura”) (formerly known as ARB Holdings Sdn. Bhd.).

On July 1, 2024, Cahaya Fantasi Sdn. Bhd. (“Cahaya”), a Malaysian company subscribed for 4,000,000 ordinary shares of Nexura at a price of RM 0.1 per share, for a total consideration of RM 400,000. As a result of this subscription, Cahaya acquired 90.9% of the outstanding ordinary shares and voting power of Nexura and ARB Berhad held the remaining 9.1% of Nexura. On May 27, 2025, ARB Berhad disposed its 9.1% Nexura shares to Cahaya.

On June 9, 2025, ARB IOT Limited distributed the entire shares it held in the Company to its sole owner, Nexura. Subsequently, Nexura further distributed such shares to its sole owner, Cahaya. Cahaya subsequently declared a distribution of these shares to its six (6) shareholders in proportion to their respective ownership interests in Cahaya. On June 17, 2025, the six (6) shareholders received their respective portions of these shares of the Company. As a result of these distributions, ARB IOT Limited no longer beneficially owns any ordinary share in the Company.

The consolidated financial statements are presented in Ringgit Malaysia (“RM”). The functional currency of the Company and its subsidiaries is primarily the currency of their country of domicile, which the functional currency of the Company is United States Dollar (“USD”) and the subsidiaries is Ringgit Malaysia (“RM”) or Singapore Dollar (“SGD”).

The conversion from Ringgit Malaysia into U.S. dollars (“USD”) was made at the exchange rate as of June 30, 2025 on which USD 1.00 equaled RM 4.2150. The use of USD is solely for the convenience of the reader.